Cover Page	Oct. 15, 2026
Entity Listings [Line Items]
Document Type	8-K
Document Period End Date	Oct. 15, 2026
Entity Registrant Name	US BANCORP \DE\
Entity File Number	1-6880
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	41-0255900
Entity Address, Address Line One	200 S. Sixth St.
Entity Address, City or Town	Minneapolis
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55402
City Area Code	651
Local Phone Number	466-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000036104
Amendment Flag	false
Floating Rate Notes, Series CC (Senior), due May 21, 2028
Entity Listings [Line Items]
Title of 12(b) Security	Floating Rate Notes, Series CC (Senior), due May 21, 2028
Trading Symbol	USB/28
Security Exchange Name	NYSE
4.009% Fixed-to-Floating Rate Notes, Series CC (Senior), due May 21, 2032
Entity Listings [Line Items]
Title of 12(b) Security	4.009% Fixed-to-Floating Rate Notes, Series CC (Senior), due May 21, 2032
Trading Symbol	USB/32
Security Exchange Name	NYSE
Common Stock, $.01 par value per share
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, $.01 par value per share
Trading Symbol	USB
Security Exchange Name	NYSE
Depositary Shares (each representing 1/100th interest in a share of Series A Non-Cumulative Perpetual Preferred Stock, par value $1.00)
Entity Listings [Line Items]
Title of 12(b) Security	Depositary Shares (each representing 1/100th interest in a share of Series A Non-Cumulative Perpetual Preferred Stock, par value $1.00)
Trading Symbol	USB PrA
Security Exchange Name	NYSE
Depositary Shares (each representing 1/1,000th interest in a share of Series B Non-Cumulative Perpetual Preferred Stock, par value $1.00)
Entity Listings [Line Items]
Title of 12(b) Security	Depositary Shares (each representing 1/1,000th interest in a share of Series B Non-Cumulative Perpetual Preferred Stock, par value $1.00)
Trading Symbol	USB PrH
Security Exchange Name	NYSE
Depositary Shares (each representing 1/1,000th interest in a share of Series K Non-Cumulative Perpetual Preferred Stock, par value $1.00)
Entity Listings [Line Items]
Title of 12(b) Security	Depositary Shares (each representing 1/1,000th interest in a share of Series K Non-Cumulative Perpetual Preferred Stock, par value $1.00)
Trading Symbol	USB PrP
Security Exchange Name	NYSE
Depositary Shares (each representing 1/1,000th interest in a share of Series L Non-Cumulative Perpetual Preferred Stock, par value $1.00)
Entity Listings [Line Items]
Title of 12(b) Security	Depositary Shares (each representing 1/1,000th interest in a share of Series L Non-Cumulative Perpetual Preferred Stock, par value $1.00)
Trading Symbol	USB PrQ
Security Exchange Name	NYSE
Depositary Shares (each representing 1/1,000th interest in a share of Series M Non-Cumulative Perpetual Preferred Stock, par value $1.00)
Entity Listings [Line Items]
Title of 12(b) Security	Depositary Shares (each representing 1/1,000th interest in a share of Series M Non-Cumulative Perpetual Preferred Stock, par value $1.00)
Trading Symbol	USB PrR
Security Exchange Name	NYSE
Depositary Shares (each representing 1/1,000th interest in a share of Series O Non-Cumulative Perpetual Preferred Stock, par value $1.00)
Entity Listings [Line Items]
Title of 12(b) Security	Depositary Shares (each representing 1/1,000th interest in a share of Series O Non-Cumulative Perpetual Preferred Stock, par value $1.00)
Trading Symbol	USB PrS
Security Exchange Name	NYSE